Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total cost of sales and services	$ 73,297	$ 27,424
Total Research and development expenses, Gross	5,607	5,796	1,554
Less – government grants	(33)		(131)
Total Research and development expenses, Net	5,574	5,796	1,423
Total Sales and marketing expenses	22,800	2,774
Total General and administrative expenses	57,579	9,367	1,289
Finance income	469	5	13
Finance expenses	1,701	317	99
Salaries and related expenses [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total cost of sales and services	29,972	11,506
Total Research and development expenses, Gross	5,201	5,468	1,236
Total Sales and marketing expenses	9,086	2,000
Total General and administrative expenses	16,290	4,865	386
Subcontractors and consultants [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total cost of sales and services	12,980	8,658
Depreciation and amortization [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total cost of sales and services	1,659	372
Total Sales and marketing expenses	12,688	727
Total General and administrative expenses	1,744	886	83
Material [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total cost of sales and services	27,663	6,399
Impairment expenses [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total cost of sales and services	438
Total General and administrative expenses	14,618
Other [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total cost of sales and services	585	489
Total Research and development expenses, Gross	406	328	318
Total Sales and marketing expenses	708	9
Total General and administrative expenses	3,312	1,503	361
Advertising and public relations [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total Sales and marketing expenses	318	38
Office Maintenance [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total General and administrative expenses	1,411	303	84
Consulting [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total General and administrative expenses	16,629	1,149	322
Legal expenses [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total General and administrative expenses	2,157	412	25
Audit and accounting [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Total General and administrative expenses	1,418	249	28
Gain from exchange rate differences [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Finance income	19
Interest income [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Finance income	450	5	13
Loss from exchange rate differences [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Finance expenses		106	86
Bank fees [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Finance expenses	145	107	8
Interest expenses [Member]
Additional Information to Profit or Loss Items (Details) - Schedule of additional information to profit or loss [Line Items]
Finance expenses	$ 1,556	$ 104	$ 5